REVENUE	12 Months Ended
Oct. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer	REVENUE
The following table presents the company’s total revenue and segment revenue disaggregated by geographical region:

	Life Sciences and Diagnostics Markets	Agilent CrossLab	Applied Markets	Total
	(in millions)
Year Ended October 31, 2024:
Americas	$1,157	$1,048	$368	$2,573
Europe	723	741	306	1,770
Asia Pacific	586	958	623	2,167
Total	$2,466	$2,747	$1,297	$6,510

Year Ended October 31, 2023:
Americas	$1,333	$1,003	$396	$2,732
Europe	729	701	324	1,754
Asia Pacific	718	952	677	2,347
Total	$2,780	$2,656	$1,397	$6,833

Year Ended October 31, 2022:
Americas	$1,336	$941	$405	$2,682
Europe	710	666	323	1,699
Asia Pacific	798	956	713	2,467
Total	$2,844	$2,563	$1,441	$6,848

The following table presents the company’s total revenue disaggregated by end markets and by revenue type:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Revenue by End Markets
Pharmaceutical and Biopharmaceutical	$2,242	2,433	$2,515
Diagnostics and Clinical	964	966	963
Academia and Government	567	601	576
Chemicals and Advanced Materials	1,495	1,543	1,521
Food	592	628	617
Environmental and Forensics	650	662	656
Total	$6,510	$6,833	$6,848

Revenue by Type
Instrumentation	$2,354	2,742	$2,907
Non-instrumentation and other	4,156	4,091	3,941
Total	$6,510	$6,833	$6,848

Revenue by region is based on the ship to location of the customer. Revenue by end market is determined by the market indicator of the customer and by customer type. Instrumentation revenue includes sales from instruments, remarketed instruments and third-party products. Non-instrumentation revenue includes sales from contract and per incident services, companion diagnostics, contract development and manufacturing, spare parts, consumables, reagents, vacuum pumps, subscriptions, software licenses and associated services.
Contract Balances

Contract Assets

Contract assets (unbilled accounts receivable) primarily relate to the company's right to consideration for work completed but not billed at the reporting date. The unbilled receivables are reclassified to trade receivables when billed to customers. Contract assets are generally classified as current assets and are included in "Accounts receivable, net" in the consolidated balance sheet. The balances of contract assets as of October 31, 2024 and 2023, were $247 million and $252 million, respectively.

Contract Liabilities

The following table provides information about contract liabilities (deferred revenue) and the significant changes in the balances during the years ended October 31, 2023 and 2024:

Contract Liabilities
(in millions)

Ending balance as of October 31, 2022	$557
Net revenue deferred in the period	488
Revenue recognized that was included in the contract liability balance at the beginning of the period	(409)
Change in deferrals from customer cash advances, net of revenue recognized	(28)
Currency translation and other adjustments	8
Ending balance as of October 31, 2023	$616
Net revenue deferred in the period	469
Revenue recognized that was included in the contract liability balance at the beginning of the period	(448)
Change in deferrals from customer cash advances, net of revenue recognized	(9)
Contract liabilities acquired in business combinations	70
Currency translation and other adjustments	3
Ending balance as of October 31, 2024	$701

Contract liabilities primarily relate to multiple element arrangements for which billing has occurred but transfer of control of all elements to the customer has either partially or not occurred at the balance sheet date. This includes cash received from customers for products and related installation and services in advance of the transfer of control. Contract liabilities are classified as either current in deferred revenue or long-term in other long-term liabilities in the consolidated balance sheet based on the timing of when we expect to complete our performance obligation.

Contract Costs

Incremental costs of obtaining a contract with a customer are recognized as an asset if we expect the benefit of those costs to be longer than one year. We have determined that certain sales incentive programs meet the requirements to be capitalized. The changes in total capitalized costs to obtain a contract were immaterial during the years ended October 31, 2024 and 2023 and are included in other current and long-term assets on the consolidated balance sheet. We have applied the practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include the company's internal sales force compensation program, as we have determined that annual compensation is commensurate with annual sales activities.
Transaction Price Allocated to the Remaining Performance Obligations

We have applied the practical expedient in ASC 606-10-50-14 and have not disclosed information about transaction price allocated to remaining performance obligations that have original expected durations of one year or less.
The estimated revenue expected to be recognized for remaining performance obligations that have an original term of more than one year, as of October 31, 2024, was $409 million, the majority of which is expected to be recognized over the next 12 months. Remaining performance obligations primarily include extended warranty, customer manufacturing contracts, and software maintenance contracts and revenue associated with lease arrangements.